Employee Compensation	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Employee Compensation
Note 8: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended April 30, 2024 or 2023. During the six months ended April 30, 2024 we granted a total of 1,113,853 stock options (1,322,817 stock options during the six months ended April 30, 2023) with a weighted-average fair value of $15.33 per option ($18.94 per option for the six months ended April 30, 2023).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2024	April 30, 2023
Expected dividend yield	4.5%	4.5% - 4.6%
Expected share price volatility	17.4% - 17.6%	20.9%
Risk-free rate of return	3.3% - 3.4%	3.2%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	118.50	122.31
 Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Current service cost	$38	$41	$2	$2
Net interest (income) expense on net defined benefit (asset) liability	(15)	(15)	9	10
Impact of plan amendments	-	-	-	-
Administrative expenses	3	2	-	-
Benefits expense	26	28	11	12
Government pension plans expense (1)	105	121	-	-
Defined contribution expense	64	63	-	-
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	$195	$212	$11	$12

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Current service cost	$76	$82	$3	$3
Net interest (income) expense on net defined benefit (asset) liability	(30)	(32)	20	21
Impact of plan amendments	-	(1)	(84)	-
Administrative expenses	6	4	-	-
Benefits expense	52	53	(61)	24
Government pension plans expense (1)	209	197	-	-
Defined contribution expense	169	144	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$430	$394	$(61)	$24

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.
We amended certain other employee future benefit plans in the first quarter of 2024. These amendments have combined the administration of a few plans. In addition, we converted one defined contribution plan into a defined benefit plan and therefore brought a net asset on our Consolidated Balance Sheet equal to the surplus assets in that plan. This resulted in an $84 million benefit of plan amendments that was recognized as a reduction in employee compensation expense. When there are surplus assets, we must assess their economic benefits to the bank. Given there are no immediate economic benefits without further plan amendments, the $62 million in surplus assets of the combined plans are reduced to $nil through other comprehensive income.